Vehicles and equipment on operating leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Leases Disclosure [Line Items]
Rental income from vehicles and equipment on operating leases	¥ 586,983	¥ 476,935	¥ 451,361